RELATED PARTIES BALANCES AND TRANSCATIONS - WPP and Other Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Balances due from related parties	$ 91	$ 993
Revenue from rendering of services, related party transactions	1,419	5,937	$ 5,590
Added Value
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	0	13
Grey Global Group Inc.
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	472	1,238
Group M Worldwide Inc.
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	102	521
JWT
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	204	1,043
Kantar Group
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	216	791
Kantar Retail
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	39	93
Ogilvy & Mather Brasil Comunication
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	82	1,677
JP Morgan Chase & Co.
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	1,784	0
JP Morgan Chase S.A.
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	48	0
JP Morgan Services Argentina S.R.L.
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	1,503	0
TNS
Disclosure of transactions between related parties [line items]
Balances due from related parties	0	56
Revenue from rendering of services, related party transactions	0	8	30
Morgan Stanley Investment Management Inc.
Disclosure of transactions between related parties [line items]
Balances due from related parties	91	497
Revenue from rendering of services, related party transactions	1,257	964	0
Mercado Libre S.R.L.
Disclosure of transactions between related parties [line items]
Balances due from related parties	0	440
Revenue from rendering of services, related party transactions	162	515	143
Mirum Inc.
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	$ 0	$ 0	$ 41
Morgan Stanley Investment Management Inc.
Disclosure of transactions between related parties [line items]
Percentage of entity's share capital	5.00%